Investments in associates and joint venture - Net share in profit (loss) of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	$ 189,721	$ 152,304	$ 176,281
Net share in profit (loss) of investments in joint venture	126	(79)	(11)
Net share in profit (loss) of investments	189,847	152,225	176,270
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	186,539	152,552	181,221
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	3,999	1,072	(2,493)
Net share in profit (loss) of investments	3,999	1,072	(2,493)
Tinka resources Ltd
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	(817)	(1,320)	(2,447)
Net share in profit (loss) of investments	$ (817)	$ (1,320)	$ (2,447)